Elizabeth Gioia Vice President, Corporate Counsel
The Prudential Insurance Company of America 213 Washington Street, Newark, NJ 07102-2917 Tel 203-402-1624 elizabeth.gioia@prudential.com
October 1, 2020

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Prudential Annuities Life Assurance Corporation
Registration Statement on Form S-3, SEC File No. 333-_____
Prudential Annuities Life Assurance Corporation Variable Account B
Registration Statement on Form N-4, SEC File Nos. 033-47976, 033-59993, 033-62793, 033-62933, 033-86866, 033-87010, 033-88362, 333-08853, 333-26685

Members of the Commission:

On behalf of the above-named registrant, submitted for filing herewith under the Securities Act of 1933 is the above-referenced Registration Statement on Form S-3 (the “Registration Statement”).

This Registration Statement is being filed in order to provide the required disclosure concerning the MVA Interests in a prospectus separate from the prospectus for combination variable/MVA annuity contracts offered under the registration statements filed on N-4 under File Nos. 033-47976, 033-59993, 033-62793, 033-62933, 033-86866, 033-87010, 033-88362, 333-08853 and 333-26685 and registration statements filed on Form S-3 under File Nos. 333-220102, 333-220105, 333-220108, 333-220109, 333-220110, 333-220111, 333-220112, 333-220113 and 333-220114. No material changes have been made in the disclosure with respect to the MVA Interests.

It is our intention that this filing become effective on October 2, 2020, or as soon thereafter as practicable. An acceleration request accompanies this filing.

If you have any questions, please call me at 203-402-1624.

Sincerely,

/s/Elizabeth Gioia
Elizabeth Gioia
Vice President, Corporate Counsel